Share Capital (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital Details 3
Number of stock options granted	4,250,000	8,010,000	3,600,000
Fair value of stock options granted (CAD$)	$ 0.04	$ 0.07	$ 0.08
Market price of shares on grant date (CAD$)	$ 0.05	$ 0.09	$ 0.1
Pre-vest forfeiture rate	16.09%	15.99%	15.41%
Risk-free interest rate	2.10%	0.55%	0.95%
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	119.00%	140.00%	134.00%
Expected option life in years	4 years 2 months 19 days	4 years 5 months 1 day	4 years 11 days